PREDECESSOR LIABILITIES SUBJECT TO COMPROMISE (LSTC)	12 Months Ended
Dec. 31, 2016
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PREDECESSOR LIABILITIES SUBJECT TO COMPROMISE (LSTC)

5. PREDECESSOR LIABILITIES SUBJECT TO COMPROMISE (LSTC)

On the Effective Date, the TCEH Debtors (together with the Contributed EFH Debtors) emerged from the Chapter 11 Cases and discharged substantially all of the $33.8 billion in LSTC, which includes approximately $8 million of claims from the Contributed EFH Entities (see Note 3).

The amounts classified as LSTC reflected the Predecessor’s estimate of pre-petition liabilities and other expected allowed claims to be addressed in the Chapter 11 Cases. Amounts classified as LSTC did not include pre-petition liabilities that were fully collateralized by letters of credit, cash deposits or other credit enhancements. The following table presents LSTC as reported in the consolidated balance sheet at December 31, 2015:

Predecessor
December 31, 2015
Notes, loans and other debt per the following table	$31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements (Note 17)	1,243
Trade accounts payable, advances and other payables to affiliates and other expected allowed claims	177

Total liabilities subject to compromise	$33,734

Pre-Petition Notes, Loans and Other Debt Reported as LSTC

Amounts presented below represent principal amounts of pre-petition notes, loans and other debt reported as LSTC at December 31, 2015.

Predecessor
December 31, 2015
Senior Secured Facilities
TCEH Floating Rate Term Loan Facilities due October 10, 2014	$3,809
TCEH Floating Rate Letter of Credit Facility due October 10, 2014	42
TCEH Floating Rate Revolving Credit Facility due October 10, 2016	2,054
TCEH Floating Rate Term Loan Facilities due October 10, 2017	15,691
TCEH Floating Rate Letter of Credit Facility due October 10, 2017	1,020
11.5% Fixed Senior Secured Notes due October 1, 2020	1,750
15% Fixed Senior Secured Second Lien Notes due April 1, 2021	336
15% Fixed Senior Secured Second Lien Notes due April 1, 2021, Series B	1,235
10.25% Fixed Senior Notes due November 1, 2015	1,833
10.25% Fixed Senior Notes due November 1, 2015, Series B	1,292
10.50% /11.25% Senior Toggle Notes due November 1, 2016	1,749
Pollution Control Revenue Bonds
Brazos River Authority:
5.40% Fixed Series 1994A due May 1, 2029	39
7.70% Fixed Series 1999A due April 1, 2033	111
7.70% Fixed Series 1999C due March 1, 2032	50
8.25% Fixed Series 2001A due October 1, 2030	71
8.25% Fixed Series 2001D-1 due May 1, 2033	171
6.30% Fixed Series 2003B due July 1, 2032	39
6.75% Fixed Series 2003C due October 1, 2038	52
5.40% Fixed Series 2003D due October 1, 2029	31
5.00% Fixed Series 2006 due March 1, 2041	100
Sabine River Authority of Texas:
6.45% Fixed Series 2000A due June 1, 2021	51
5.20% Fixed Series 2001C due May 1, 2028	70
5.80% Fixed Series 2003A due July 1, 2022	12
6.15% Fixed Series 2003B due August 1, 2022	45
Trinity River Authority of Texas:
6.25% Fixed Series 2000A due May 1, 2028	14
Other	1

Total TCEH consolidated notes, loans and other debt	$31,668

TCEH Letter of Credit Facility Activity

Borrowings under the TCEH Letter of Credit Facility had been recorded by TCEH as restricted cash that supported issuances of letters of credit. At December 31, 2015, the restricted cash related to the pre-petition TCEH Letter of Credit Facility totaled $507 million, and there were no outstanding letters of credit related to the pre-petition TCEH Letter of Credit Facility. Pursuant to the confirmation of the Plan of Reorganization in August 2016 with respect to the TCEH Debtors and the Contributed EFH Debtors, the restricted cash was released to TCEH and reclassified to cash and cash equivalents.